Goodwill and other intangibles (Details-Future Amortization Expense) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 3,282
2023	3,220
2024	3,110
2025	2,559
2026	1,157
Future amortization of intangible assets	$ 13,328